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                                                                            LOGO
January 27, 2000



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

Re:   Hartford Life and Annuity Insurance Company
      Putnam Capital Manager Trust Separate Account Two
      Putnam Hartford Capital Access Variable Annuity
      File No. 333-50465

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus Supplement contained in Post-Effective Amendment No. 3 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on January 25, 2000. In reliance upon paragraph (j) of Rule 497, the Prospectus Supplement is not included herewith.

If you have any questions regarding this submission, please contact the undersigned at (860) 843-3149.

Sincerely yours,

/s/ Marta A. Czekajewski

Marta A. Czekajewski